FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		 Prudential Asset Management (Hong Kong) Ltd.
Address:		 13F One International Finance Centre
 			 No. 1 Harbour View Street
 			 Central
 			 Hong Kong


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Wes Wetherell
Title: 	Vice President, Director of Compliance and Deputy General Counsel
Phone: 	312-634-2566
Signature, Place, and Date of Signing:

Wes Wetherell		Chicago, IL 		February 9, 2011

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Prudential plc        28-3582
Laurence Pountney Hill,
London, England EC4R OHH

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.